Share-Based Payments	12 Months Ended
Dec. 31, 2019
Share-based payments [abstract]
Share-based payments
29	Share-based payments

Pursuant to the resolution of the fifth meeting of the eighth session of the Board of Directors of the Company on 6 January 2015, the proposal regarding the list of participants and the number of share options under the share option incentive scheme was approved.

According to the Company’s share option incentive scheme, the grant date of share options was 6 January 2015, and there were a total of 38,760 thousand share options granted to 214 participants (0.359% of the total ordinary share capital issued). Each share option has a right to purchase an ordinary A share listed in PRC on vesting date at the exercise price under vesting conditions. The options were divided by three tranches of 40%, 30% and 30% of the total share options granted, respectively. Each tranche had independent vesting conditions relevant to year 2015, 2016 and 2017, respectively, which were listed as following:

•	weighted average rate of return on equity of the Group should be no less than 9% for 2015, 9.5% for 2016 and 10% for 2017 in respect to the three tranche;

•	for each year of 2015, 2016 and 2017, the compound annual growth rate in net profit based on the net profit of 2013 should achieve 5%;

•	for each year of 2015, 2016 and 2017, proportion of the main business revenue in the total revenue should be no less than 99%;

•	for each year of 2015, 2016 and 2017, each of the above three conditions should be no lower than the 75% level of peer companies; and

•	achieving the target budget set by the Sinopec Corp. in 2015, 2016 and 2017, respectively.

The participant should serve the Group at the required position from the grant date. Exercisable amount of each tranche depended on the time for which the participant served the Group during each year of 2015, 2016 and 2017. Upon the fulfilment of relevant vesting conditions, the share options of each tranche shall become exercisable at its exercisable date.

The fair value of the employee services received in exchange for the grant of this equity-settled, share-based compensation plan is recognized as an expense on a straight-line basis over the vesting period of each tranche. The total amount to be expensed is determined by reference to the fair value of the options granted excluding the impact of any service and non-market performance vesting conditions. When the options are exercised, the Company issues new shares. The proceeds received net of any directly attributable transaction costs are credited to share capital and share premium.

As at the grand date, the exercise price of each option was RMB 4.2. During the vesting period, the exercise price would be adjusted according to the declaration of dividends or any changes of total shares.

The total fair value of share options at the grant date was RMB 65,412 thousands, which has been estimated by the Company using Black-Scholes valuation model with the support from an external valuation expert.

The significant inputs into the model were as follows:

Granting date
Spot share price	RMB 4.51
Exercise price	RMB 4.20
Expected volatility	41.20%
Maturity (years)	5.00
Risk-free interest rate	3.39%~3.67%
Dividend yield	1.00%

The options of first tranche and second tranche were exercised at RMB 3.85 in August 2017 and January 2018. According to the Group’s board resolution on 28 December 2018, the third tranche was not exercised due to the failure on satisfying the non-market exercise conditions.

Set out below are summaries of options granted under the plan:

Number of share options 2018
As at 1 January	19,104,500
Exercised during the year	(9,636,900)
Forfeited during the year	(9,467,600)

As at 31 December	-

The first tranche of the Share Option Incentive Scheme was exercised at RMB 3.85 per share option on 29 August 2017, and the Company received cash payment of RMB 54,580 thousands from 199 grantees, out of which, RMB 14,177 thousands were in share capital and RMB 40,403 thousands were in reserve as share premium.

The second tranche of the Share Option Incentive Scheme was exercised at RMB 3.85 per share option on 12 January 2018, and the Company received cash payment of RMB 37,102 thousands from 185 grantees, out of which, RMB 9,637 thousands were in share capital (Note 27) and RMB 27,465 thousands were in reserve as share premium (Note 28).

Due to the forfeit of the third tranche of Share Option Incentive Scheme, share option expenses of RMB 13,004 thousands was reversed in Selling and administrative expenses of the consolidated income statement for the year ended 31 December 2018.

As at 31 December 2019 and 31 December 2018, there were no outstanding share options.